Related Party Transactions (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue from Related Parties
Revenues - related party	$ 454,259	$ 357,949	$ 1,550,458	$ 1,014,287
Yew Pharmaceutical [Member]
Revenue from Related Parties
Revenues - related party			$ 1,550,458	$ 1,014,287